Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ 319	$ (3,154)	$ 28,327
Statement of (Loss) Income Effective Portion	2,345	(3,243)	(9,831)
Statement of (Loss) Income Ineffective Portion	(306)	(4,236)	6,346
Balance Sheet [Member]
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	319	(3,154)	28,327
Vessel Operating Expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	833	34	(6,775)
Statement of (Loss) Income Ineffective Portion	(300)	(2,819)	2,492
General and Administrative Expense [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	1,512	(3,277)	(3,056)
Statement of (Loss) Income Ineffective Portion	$ (6)	$ (1,417)	$ 3,854